Taxation (Details) - USD ($) $ in Millions		12 Months Ended
	May 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Weighted average tax rate	90.00%	13.30%	15.80%	13.70%
Unrecognized tax loss carryforwards		$ 55.9	$ 72.0
Altamira Therapeutics AG [Member]
Taxation [Line Items]
Unrecognized tax loss carryforwards		53.8	70.0
Altamira Therapeutics Inc [Member]
Taxation [Line Items]
Unrecognized tax loss carryforwards		$ 2.1	$ 2.0